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________________________________

VINCE NGUYEN

vince.nguyen@dechert.com

+1 212 698 3566 Direct

+1 212 698 0617 Fax

November 1, 2024

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	USCF ETF Trust
File Nos. 333-196273; 811-22930

Dear Commissioners:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), we hereby certify on behalf of USCF ETF Trust (the “Trust”) that the form of prospectuses and statement of additional information that the Trust would have filed pursuant to Rule 497(c) under the 1933 Act would not differ from those contained in Post-Effective Amendment No. 190 to the Trust’s above-referenced registration statement on Form N-1A, which was filed electronically on October 25, 2024 and became effective on October 30, 2024.

Please do not hesitate to contact the undersigned if you have any questions regarding this filing.

Sincerely,

/s/ Vince Nguyen

Vince Nguyen